Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,032.79	808.74	177.13
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.19	4.84	5.22
Average rate	5.36	5.01	5.16
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.44	1.33	1.35
Average rate	1.37	1.35	1.3
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	7.3	7.1	6.9
Average rate	7.18	7.06	6.66
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4,415.4	3,818.47	4,807.99
Average rate	4,077.77	4,284.95	4,211.36
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.96	0.9	0.94
Average rate	0.92	0.93	0.95
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	20.27	16.89	19.36
Average rate	18.16	17.73	20.12
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.77	3.71	3.82
Average rate	3.76	3.75	3.85
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.8	0.79	0.83
Average rate	0.78	0.8	0.81
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	18.88	18.41	16.97
Average rate	18.24	18.41	16.39
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,474.05	1,296.53	1,260.16
Average rate	1,355.26	1,309.12	1,286.17